CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock [Member]	Common Stock [Member]	(Accumulated deficit) [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2010	$ 96,950	$ 23,134	$ 114,447	$ (20,218)	$ (17,235)	$ (3,178)
Balance, shares at Dec. 31, 2010		23,184	7,707,917
Comprehensive Income:
Net income	3,958			3,958
Other Comprehensive Income	3,010					3,010
Total comprehensive income	6,968
Amortization of discount on preferred stock		17		(17)
Preferred stock dividends	(1,159)			(1,159)
Balance at Dec. 31, 2011	102,528	23,151	114,447	(17,667)	(17,235)	(168)
Balance, shares at Dec. 31, 2011		23,184	7,707,917
Comprehensive Income:
Net income	5,579			5,579
Other Comprehensive Income	(1,479)					(1,479)
Total comprehensive income	4,100
Amortization of discount on preferred stock		33		(33)
Common stock warrant redeemed	(564)		(82)	(482)
Cash dividends ($0.12 per share)	(925)			(925)
Preferred stock dividends	(1,159)			(1,159)
Balance at Dec. 31, 2012	$ 103,980	$ 23,184	$ 114,365	$ (14,687)	$ (17,235)	$ (1,647)
Balance, shares at Dec. 31, 2012		23,184	7,707,917